CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Electric plant:
In service	$ 14,112,098	$ 9,266,627
Right-of-use assets--finance leases	302,732	302,732
Less: Accumulated provision for depreciation	(5,418,738)	(5,183,589)
Electric plant in service, net	8,996,092	4,385,770
Nuclear fuel, at amortized cost	389,662	388,303
Construction work in progress	3,294,641	7,716,035
Total electric plant	12,680,395	12,490,108
Investments and funds:
Nuclear decommissioning trust fund	641,239	540,716
Investment in associated companies	82,133	78,937
Long-term investments	690,732	669,479
Other	35,585	32,561
Total investments and funds	1,449,689	1,321,693
Current assets:
Cash and cash equivalents	490,592	595,381
Restricted cash and short-term investments	0	104,431
Short-term investments	143,931	61,702
Receivables	201,784	220,015
Inventories, at weighted average cost	337,045	297,951
Prepayments and other current assets	18,335	51,409
Total current assets	1,191,687	1,330,889
Deferred charges and other assets:
Regulatory assets	1,131,489	1,212,305
Prepayments to Georgia Power Company	13,722	20,873
Other	57,869	113,502
Total deferred charges	1,203,080	1,346,680
Total assets	16,524,851	16,489,370
Capitalization:
Patronage capital and membership fees	1,257,917	1,192,127
Long-term debt	11,600,917	11,512,513
Obligations under finance leases	43,586	52,937
Obligation under Rocky Mountain transactions	29,862	27,945
Other	5,152	2,256
Total capitalization	12,937,434	12,787,778
Current liabilities:
Long-term debt and finance leases due within one year	384,426	322,102
Short-term borrowings	607,885	655,650
Accounts payable	117,272	203,705
Accrued interest	106,355	105,452
Member power bill prepayments, current	31,406	54,443
Other current liabilities	111,109	153,941
Total current liabilities	1,358,453	1,495,293
Deferred credits and other liabilities:
Asset retirement obligations	1,458,937	1,343,743
Member power bill prepayments, non-current	47,133	53,877
Regulatory liabilities	706,320	792,190
Other	16,574	16,489
Total deferred credits and other liabilities	2,228,964	2,206,299
Total equity and liabilities	16,524,851	16,489,370
Commitments and Contingencies (Notes 1, 7, 10, 11 and 12)